Related Party Transactions (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 01, 2022	Aug. 18, 2021	Jan. 08, 2019	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 18, 2022
Related Party Transactions [Line Items]
Monthly based annual rate	$ 90,000
Consulting services				$ 331,733	$ 248,382	$ 1,124,439	$ 752,277
Outstanding shares percent		100.00%
Loan amount			$ 20,991			$ 20,991
Interest percentage			8.99%			8.99%
Monthly payments			$ 504.94			$ 504.94
Outstanding auto loan				0		0	0
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Consulting services				22,500	22,500	90,000	90,000
2018 Jaguar F Pace [Member]
Related Party Transactions [Line Items]
Acquisition cost			$ 45,000
Benito Novas [Member]
Related Party Transactions [Line Items]
Aggregate amount				$ 97,213	$ 65,153	$ 266,857	$ 233,893
Series DD Preferred Stock [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)				896		896
Series DD Preferred Stock [Member] | Professional Service Consulting Agreement [Member]
Related Party Transactions [Line Items]
Preferred shares issued (in Shares)		448						448
Series DD Preferred Stock [Member] | Global Stem Cell Group, Inc [Member]
Related Party Transactions [Line Items]
Preferred shares issued (in Shares)		448						448
Enterprise Technology Consulting [Member]
Related Party Transactions [Line Items]
Company owned percentage				100.00%		100.00%